Convertible Advance Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Convertible Advance Payable
Schedule of convertible advance payable

Terms	Convertible Advance Payable

Issuance date of advances	Prior to 2018
Maturity date	Due on Demand
Interest rate	0%
Collateral	Unsecured
Conversion feature	45% discount to market price

Balance - December 31, 2023	563,000
No activity in 2024	—
Balance - December 31, 2024	563,000
No activity in 2025	—
Balance -September 30, 2025	$563,000

Terms	Convertible Advance Payable

Issuance date of advances	Prior to 2018
Maturity date	Due on Demand
Interest rate	0%
Collateral	Unsecured
Conversion feature	45% discount to market price

Balance - December 31, 2022	$563,000
No activity in 2023	—
Balance - December 31, 2023	563,000
No activity in 2023	—
Balance - December 31, 2024	$563,000